Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Components of Loss for the Periods	The table presents the loss for the three and six months ended June 30, 2024 and 2023, respectively (in USD thousands, except shares and loss per share):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Net loss attributed to shareholders	$(15,193)	$(21,396)	$(28,897)	$(41,096)
Weighted average number of shares in issue	65,916,269	64,498,686	65,612,565	64,371,485
Basic and diluted loss per share	$(0.23)	$(0.33)	$(0.44)	$(0.64)